OTHER ASSETS AND OTHER LIABILITIES, Information Related to Balance of Margins and Accounts Payable (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Accounts payable [Abstract]
Accounts payable to suppliers		S/ 208,400	S/ 215,000
Accounts payable to policyholders		108,100	91,500
Accounts payable for purchase of deferred foreign currency		101,600	65,900
Accounts payable to intermediaries		90,000	87,300
Accounts payable for premiums to the Deposit Insurance Fund		52,700	46,400
Interbank operations to be settled with the BCRP		8,800	39,600
Liquidation Funds of Financiera TFC		12,000	12,500
Repurchase agreements to be settled			9,500
Accounts payable to an associate		7,400	3,900
Dividend payables	[1]	18,880	22,808
Banco de Credito del Peru [Member]
Accounts payable [Abstract]
Dividend payables		S/ 17,300	S/ 18,900

[1]	As of December 31, 2021, the balance corresponds mainly to S/17.3 million recorded by Banco de Crédito del Perú. As of December 31, 2020, the balance corresponds mainly to S/18.9 million recorded by Banco de Crédito del Perú.